COMMITMENTS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS [Abstract]
COMMITMENTS
NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 7, 2019, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued on conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $5,000,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,750,000 in the aggregate, which will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Merger Agreement

On December 10, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub, WMH and Ghost Media Group, LLC, a Nevada limited liability company, solely in its capacity as the securityholder representative thereunder (the “Holder Representative”).

NOTE 7.	COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 7, 2019, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued on conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $5,000,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,750,000 in the aggregate, which will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Merger Agreement

On December 10, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub, WMH and Ghost Media Group, LLC, a Nevada limited liability company, solely in its capacity as the securityholder representative thereunder (the “Holder Representative”).

Pursuant to the Merger Agreement, Merger Sub will merge with and into WMH with WMH continuing as the surviving entity and a subsidiary of the Company (refer to as “Surviving Pubco” following the Business Combination) (the “Merger” and the other transactions contemplated by the Merger Agreement, the “Business Combination”).

As a result of the Business Combination, each issued and outstanding Class A ordinary share and Class B ordinary share of the Company will convert into a share of Class A common stock of Surviving Pubco, and each issued and outstanding warrant to purchase Class A ordinary shares of the Company will be exercisable by its terms to purchase an equal number of shares of Class A common stock of Surviving Pubco.

The merger consideration (the “Merger Consideration”) to be paid to holders of the limited liability company interests of WMH (each, a “WMH Equity Holder”) at the closing of the Business Combination (“the Closing”) pursuant to the Merger Agreement will be equal to $1.31 billion and will be paid in a mix of cash and equity consideration.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.